Other assets	12 Months Ended
Dec. 31, 2023
Abstract - Other assets
Other assets	Other assets

	12/31/2023	12/31/2022
Prepaid expenses (a)	351,627	321,830
Recoverable taxes	327,585	176,513
Commissions and bonus receivable (b)	226,520	113,546
Premium or discount on transfer of financial assets	189,019	71,460
Sundry debtors (c)	171,143	91,627
Pending settlements (d)	148,613	277,953
Amount receivable from the sale of investments	109,682	87,318
Early settlement of credit operations	79,278	23,328
Unbilled services provided	55,659	31,870
Agreements on sales of properties receivable	45,961	38,467
Advances to third parties	29,690	23,911
Others (e)	390,454	167,685
Total	2,125,231	1,425,508

(a)    Refer substantially to the cost of acquisition of digital account customers and expenses on portability to process;
(b)    Refers mainly to bonus receivable from the commercial agreement signed with Mastercard, Liberty and Sompo;
(c)    Refers mainly to portability amounts to be processed, credit card amounts to be processed, negotiation and intermediation of amounts and debtors by judicial deposit. and;
(d)     Pending settlements: refers mainly to settlement balances receivable from B3.
(e)     Previously presented as “Foreign Exchange Operations” and “Other Securities”.